UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (123,720)	$ (158,983)
Other comprehensive income:
Net income on qualifying cash flow hedging instruments	1,632	1,092
Other comprehensive income	1,632	1,092
Comprehensive loss	(122,088)	(157,891)
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited	(138,019)	(170,120)
Non-controlling interests	$ 15,931	$ 12,229